Offerings	Sep. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of EUSHI Finance, Inc.
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300.00
Offering Note	Represents the principal amount of the debt securities that may be offered and sold pursuant to the registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of EUSHI Finance, Inc.
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the Guarantees of Debt Securities of EUSHI Finance, Inc. being registered hereby. As a result, in accordance with Rule 457(n) under the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees.